SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.3%
	Banks — 5.2%
	Banks — 5.2%
	Pinnacle Financial Partners, Inc.	250,301	$ 22,099,075
	Signature Bank	94,199	23,139,985
			45,239,060
	Capital Goods — 10.2%
	Aerospace & Defense — 4.2%
	Spirit AeroSystems Holdings, Inc. Class A	430,237	20,302,884
[a]	Teledyne Technologies, Inc.	39,207	16,421,068
	Building Products — 1.8%
[a]	Builders FirstSource, Inc.	360,621	15,384,092
	Machinery — 4.2%
[a]	Chart Industries, Inc.	98,246	14,375,355
[a]	Gates Industrial Corp. plc	498,505	9,007,985
	ITT, Inc.	138,841	12,716,447
			88,207,831
	Commercial & Professional Services — 6.9%
	Commercial Services & Supplies — 5.3%
[a]	Casella Waste Systems, Inc. Class A	281,288	17,842,098
[a]	Clean Harbors, Inc.	156,975	14,620,652
[a]	IAA, Inc.	246,812	13,461,126
	Professional Services — 1.6%
	Booz Allen Hamilton Holding Corp. Class A	164,939	14,049,504
			59,973,380
	Consumer Durables & Apparel — 1.7%
	Household Durables — 1.7%
[a]	Sonos, Inc.	405,284	14,278,155
			14,278,155
	Consumer Services — 5.0%
	Diversified Consumer Services — 3.0%
[a]	Bright Horizons Family Solutions, Inc.	76,418	11,241,852
[a]	Terminix Global Holdings, Inc.	318,245	15,183,469
	Hotels, Restaurants & Leisure — 2.0%
[a]	Norwegian Cruise Line Holdings Ltd.	579,643	17,047,300
			43,472,621
	Diversified Financials — 5.7%
	Capital Markets — 2.8%
	LPL Financial Holdings, Inc.	178,941	24,153,456
	Consumer Finance — 2.9%
	OneMain Holdings, Inc.	411,239	24,637,329
			48,790,785
	Energy — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
	Diamondback Energy, Inc.	230,985	21,687,182
			21,687,182
	Food & Staples Retailing — 1.6%
	Food & Staples Retailing — 1.6%
[a]	Grocery Outlet Holding Corp.	406,824	14,100,520
			14,100,520
	Food, Beverage & Tobacco — 3.0%
	Food Products — 3.0%
[a]	Freshpet, Inc.	71,031	11,575,212
[a]	SunOpta, Inc.	1,138,257	13,932,265
			25,507,477
	Health Care Equipment & Services — 8.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Equipment & Supplies — 5.3%
[a]	Envista Holdings Corp.	301,887	$ 13,044,537
[a]	Haemonetics Corp.	221,660	14,771,422
[a]	Heska Corp.	75,986	17,456,264
	Health Care Providers & Services — 3.0%
[a]	Amedisys, Inc.	49,199	12,050,311
[a]	PetIQ, Inc. Class A	362,034	13,974,513
			71,297,047
	Insurance — 2.3%
	Insurance — 2.3%
	Assured Guaranty Ltd.	422,066	20,039,694
			20,039,694
	Materials — 7.2%
	Chemicals — 3.7%
	Element Solutions, Inc.	723,504	16,915,523
	Sensient Technologies Corp.	176,339	15,263,904
	Containers & Packaging — 2.2%
	Crown Holdings, Inc.	183,440	18,749,403
	Metals & Mining — 1.3%
	Hudbay Minerals, Inc.	570,100	3,798,028
	Lundin Mining Corp.	830,519	7,490,483
			62,217,341
	Media & Entertainment — 2.2%
	Entertainment — 2.2%
[a]	Zynga, Inc. Class A	1,819,666	19,343,050
			19,343,050
	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
	Biotechnology — 2.3%
[a]	Horizon Therapeutics plc	211,344	19,790,252
	Life Sciences Tools & Services — 3.6%
[a]	Avantor, Inc.	884,507	31,408,844
			51,199,096
	Real Estate — 2.5%
	Real Estate Management & Development — 2.5%
[a]	Jones Lang LaSalle, Inc.	110,313	21,561,779
			21,561,779
	Retailing — 3.2%
	Multiline Retail — 1.4%
[a]	Ollie’s Bargain Outlet Holdings, Inc.	148,707	12,510,720
	Specialty Retail — 1.8%
[a]	Floor & Decor Holdings, Inc. Class A	143,647	15,183,488
			27,694,208
	Semiconductors & Semiconductor Equipment — 5.8%
	Semiconductors & Semiconductor Equipment — 5.8%
[a]	Cohu, Inc.	341,393	12,559,848
	Entegris, Inc.	113,759	13,988,944
[a]	MaxLinear, Inc.	345,361	14,674,389
[a]	SkyWater Technology, Inc.	297,261	8,516,528
			49,739,709
	Software & Services — 10.9%
	Information Technology Services — 4.7%
[a]	Globant S.A.	36,013	7,893,329
[a,b]	Nuvei Corp.	215,232	17,616,520
[a]	Repay Holdings Corp. Class A	648,861	15,598,619
	Software — 6.2%
[a]	Agilysys, Inc.	78,596	4,478,615
[a]	Black Knight, Inc.	220,783	17,216,658

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
[a]	Elastic N.V.	114,598	$ 16,703,805
[a]	Varonis Systems, Inc. Class B	259,587	14,957,403
			94,464,949
	Technology Hardware & Equipment — 3.5%
	Electronic Equipment, Instruments & Components — 3.5%
[a]	Flex Ltd.	699,353	12,497,438
[a]	II-VI, Inc.	119,450	8,670,875
[a]	PAR Technology Corp.	123,290	8,622,903
			29,791,216
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
[a]	Radius Global Infrastructure, Inc. Class A	849,048	12,311,196
			12,311,196
	Transportation — 1.9%
	Air Freight & Logistics — 1.9%
[a]	XPO Logistics, Inc.	117,378	16,420,008
			16,420,008
	Utilities — 2.4%
	Independent Power and Renewable Electricity Producers — 2.4%
	AES Corp.	783,846	20,434,865
			20,434,865
	Total Common Stock (Cost $742,799,886)		857,771,169
	Short-Term Investments — 1.3%
[c]	Thornburg Capital Management Fund	1,113,658	11,136,579
	Total Short-Term Investments (Cost $11,136,579)		11,136,579
	Total Investments — 100.6% (Cost $753,936,465)		$868,907,748
	Liabilities Net of Other Assets — (0.6)%		(5,507,455)
	Net Assets — 100.0%		$863,400,293

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $17,616,520, representing 2.04% of the Fund’s net assets.
c	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”, prior to December 18, 2020, the Value Fund) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$20,456,644	$138,912,507	$(148,232,572)	$-	$-	$11,136,579	$6,837